LONG-TERM BORROWINGS - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 31, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥) tranche	Jun. 30, 2019 CNY (¥) tranche	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
LONG-TERM BORROWINGS
Principal Repayment Of Borrowings From External Investors					¥ 301,765	$ 43,752	¥ 378,829	¥ 210,991
Long-term borrowings - current					79,148		287,814		$ 11,475
Long-term borrowings - non-current					¥ 381		67,080		55
Houfu
LONG-TERM BORROWINGS
Weighted average effective interest rate					32.21%	32.21%
Lease receivable with future cash flow transferred		¥ 166,149
Lease receivable with future cash flow transferred discounted amount		¥ 133,200
Debt securities maturity period		33 months
Long-term borrowings - current					¥ 54,011		118,250		$ 7,831
Long-term borrowings - non-current							46,496
Repayments on the borrowings					¥ 131,851	$ 19,117	¥ 0
Weighted average effective interest rate for the outstanding secured borrowings					37.27%		32.21%		37.27%
Chendu Gongtou
LONG-TERM BORROWINGS
Weighted average effective interest rate							17.16%
Lease receivable with future cash flow transferred	¥ 161,031
Present value of lease receivable with future cash flow transferred	¥ 135,858
Debt securities maturity period	33 months
Repayments on the borrowings					¥ 85,549	12,403
Xinyuan Leasing Asset-Backed Securities
LONG-TERM BORROWINGS
Lease rental receivables qualify for securitization debt			¥ 751,469	¥ 705,033
Proceeds from securitized lease rental receivables			¥ 198,074	¥ 262,316
Number of tranches under securitization plan | tranche			3	3
Issuance costs incurred for securitization			¥ 1,926	¥ 6,684
Principal Repayment Of Borrowings From External Investors					0		¥ 96,829	¥ 210,991
Xinyuan Leasing Asset-Backed Securities | Series A Tranche
LONG-TERM BORROWINGS
Stated interest rate			4.95%	5.50%
Xinyuan Leasing Asset-Backed Securities | Series B Tranche
LONG-TERM BORROWINGS
Stated interest rate			6.00%	6.50%
Xinyuan Leasing Asset-Backed Securities | Minimum
LONG-TERM BORROWINGS
Remaining lease terms qualify for securitization debt			4 months	23 months
Xinyuan Leasing Asset-Backed Securities | Maximum
LONG-TERM BORROWINGS
Remaining lease terms qualify for securitization debt			59 months	59 months
Yunnan Trust Plan
LONG-TERM BORROWINGS
Lease receivable with future cash flow transferred		¥ 577,347
Lease receivable with future cash flow transferred discounted amount		¥ 449,671
Principal Repayment Of Borrowings From External Investors					¥ 84,365	$ 12,232	248,844
Long-term borrowings - current							¥ 84,006		$ 0
Yunnan Trust Plan | Sinolink
LONG-TERM BORROWINGS
Debt securities yield percentage		8.00%
Yunnan Trust Plan | Senior level debt securities
LONG-TERM BORROWINGS
Weighted average effective interest rate					16.49%	16.49%	14.86%
Debt securities maturity period		14 months
Yunnan Trust Plan | Senior level debt securities | Sinolink
LONG-TERM BORROWINGS
Debt securities		¥ 319,610
Yunnan Trust Plan | Junior level debt securities
LONG-TERM BORROWINGS
Debt securities		¥ 130,061
Debt securities maturity period		33 months
Yunnan Trust Plan | Minimum
LONG-TERM BORROWINGS
Remaining lease term		18 months
Yunnan Trust Plan | Maximum
LONG-TERM BORROWINGS
Remaining lease term		36 months
Chengdu Gongtou Plan
LONG-TERM BORROWINGS
Weighted average effective interest rate					18.85%	18.85%
Long-term borrowings - current					¥ 25,137		¥ 85,558		3,644
Long-term borrowings - non-current					¥ 381		20,584		$ 55
Repayments on the borrowings							¥ 33,156